Fair value measurement of financial instruments - Disclosure of fair value measurement of assets and liabilities (Details) - Recurring fair value measurement - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Total assets	€ 5,745	€ 3,881
Total liabilities	21,967	27,826
Put options | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	11,775	15,419
Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	6,265	7,539
Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	3,699	4,512
Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	228	356
Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	5,707	3,881
Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets	38
Level 1
Disclosure of fair value measurement of liabilities [line items]
Total assets	0	0
Total liabilities	6,265	7,539
Level 1 | Put options | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 1 | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	6,265	7,539
Level 1 | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 1 | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 1 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	0	0
Level 1 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Total assets	38	0
Total liabilities	3,927	4,868
Level 2 | Put options | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 2 | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 2 | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	3,699	4,512
Level 2 | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	228	356
Level 2 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	0	0
Level 2 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets	38
Level 3
Disclosure of fair value measurement of liabilities [line items]
Total assets	5,707	3,881
Total liabilities	11,775	15,419
Level 3 | ZigZag
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	5,300
Level 3 | Yocuda
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	6,500
Level 3 | Put options | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	11,775	15,419
Level 3 | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 3 | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 3 | Derivatives | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	0	0
Level 3 | Financial assets at fair value through OCI
Disclosure of fair value measurement of liabilities [line items]
Total assets	5,707	€ 3,881
Level 3 | Financial assets at fair value through profit or loss | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Total assets	€ 0